Accrued Warranty Expenses (Schedule Of Changes In Accrued Warranty Expenses) (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Accrued Warranty Expenses [Abstract]
Balance at beginning of year	¥ 2,129	¥ 1,754	¥ 2,802
Acquisition of Verigy		209
Addition	3,172	3,432	2,653
Reduction	(3,474)	(3,269)	(3,693)
Translation adjustments	62	3	(8)
Balance at end of year	¥ 1,889	¥ 2,129	¥ 1,754